Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 59.7%
Aerospace & Defense - 0.9%
General Dynamics Corp.	78,425	$ 10,856,373

Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	38,511	6,417,088

Banks - 0.8%
Bank of America Corp.	371,304	8,944,713

Beverages - 0.8%
Monster Beverage Corp. (A)	109,459	8,778,612

Biotechnology - 0.5%
AbbVie, Inc.	69,313	6,071,126

Capital Markets - 2.5%
Apollo Global Management, Inc.	25,868	1,157,593
Blackstone Group, Inc., Class A	171,611	8,958,094
CME Group, Inc.	47,115	7,882,811
Morgan Stanley	159,515	7,712,550
S&P Global, Inc.	9,414	3,394,688

		29,105,736

Chemicals - 0.5%
Sherwin-Williams Co.	7,591	5,288,953

Communications Equipment - 0.3%
Motorola Solutions, Inc.	22,630	3,548,610

Consumer Finance - 0.5%
American Express Co.	61,717	6,187,129

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	150,837	4,888,627

Entertainment - 0.9%
Activision Blizzard, Inc.	26,872	2,175,288
Walt Disney Co.	63,070	7,825,726

		10,001,014

Equity Real Estate Investment Trusts - 0.9%
Crown Castle International Corp.	42,293	7,041,784
MGM Growth Properties LLC, Class A	124,912	3,495,038

		10,536,822

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	38,763	13,760,865
Sysco Corp.	52,873	3,289,758

		17,050,623

Food Products - 0.4%
Hershey Co.	35,493	5,087,567

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	129,303	14,072,045
Intuitive Surgical, Inc. (A)	4,575	3,246,146
Medtronic PLC	71,439	7,423,941
Stryker Corp.	17,057	3,554,167

		28,296,299

Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc.	76,337	23,799,586

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure - 2.5%
Hilton Worldwide Holdings, Inc.	66,318	$ 5,658,252
McDonald’s Corp.	79,006	17,341,027
Starbucks Corp.	74,417	6,393,908

		29,393,187

Household Products - 1.2%
Clorox Co.	13,303	2,795,892
Procter & Gamble Co.	78,277	10,879,720

		13,675,612

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	65,442	10,772,408

Insurance - 1.5%
Marsh & McLennan Cos., Inc.	30,581	3,507,641
Progressive Corp.	152,704	14,456,487

		17,964,128

Interactive Media & Services - 2.3%
Alphabet, Inc., Class C (A)	17,754	26,091,278

Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (A)	11,350	35,738,086
Booking Holdings, Inc. (A)	2,015	3,447,020

		39,185,106

IT Services - 3.7%
Accenture PLC, Class A	65,723	14,852,741
Mastercard, Inc., Class A	83,149	28,118,497

		42,971,238

Leisure Products - 0.5%
Hasbro, Inc.	68,676	5,680,879

Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	27,180	12,000,514

Machinery - 0.8%
Deere & Co.	40,718	9,024,330

Media - 1.3%
Comcast Corp., Class A	337,960	15,634,030

Multi-Utilities - 0.3%
Sempra Energy	33,568	3,973,108

Multiline Retail - 1.0%
Dollar General Corp.	56,720	11,889,646

Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	11,658	2,544,359

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	181,557	10,946,072
Eli Lilly & Co.	78,008	11,546,744
Merck & Co., Inc.	204,370	16,952,491

		39,445,307

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A (A)	109,069	5,122,971

Road & Rail - 0.7%
CSX Corp.	101,424	7,877,602

Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	201,672	10,442,576
Lam Research Corp.	39,723	13,178,105

Transamerica Series Trust	Page 1

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	24,517	$ 13,269,091
QUALCOMM, Inc.	13,989	1,646,225
Texas Instruments, Inc.	65,020	9,284,206

		47,820,203

Software - 7.7%
Adobe, Inc. (A)	47,527	23,308,667
Microsoft Corp.	262,237	55,156,308
salesforce.com, Inc. (A)	41,337	10,388,815

		88,853,790

Specialty Retail - 1.9%
Home Depot, Inc.	79,274	22,015,183

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	332,211	38,473,356

Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc., Class B	89,929	11,289,687

Tobacco - 0.3%
Altria Group, Inc.	79,937	3,088,766

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	33,741	3,858,621

Total Common Stocks (Cost $471,423,798)		693,504,187

PREFERRED STOCKS - 0.3%
Banks - 0.3%
First Republic Bank,
Series K, 4.13% (B) (C)	55,650	1,413,510
Truist Financial Corp.,
Series R, 4.75% (C)	64,625	1,677,019

Total Preferred Stocks (Cost $3,006,875)		3,090,529

	Principal	Value
ASSET-BACKED SECURITIES - 2.0%
Applebee’s Funding LLC / IHOP Funding LLC
Series 2019-1A, Class A2I,
4.19%, 06/07/2049 (D)	$ 869,000	805,189
Arbys Funding LLC
Series 2020-1A, Class A2,
3.24%, 07/30/2050 (D)	1,191,000	1,224,717
CarMax Auto Owner Trust
Series 2017-3, Class C,
2.72%, 05/15/2023	550,000	560,502
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B,
3.94%, 07/15/2027 (D)	314,000	322,411
DB Master Finance LLC
Series 2019-1A, Class A23,
4.35%, 05/20/2049 (D)	314,820	342,571
Series 2019-1A, Class A2I,
3.79%, 05/20/2049 (D)	393,030	405,092
Series 2019-1A, Class A2II,
4.02%, 05/20/2049 (D)	217,800	231,053
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23,
4.12%, 07/25/2047 (D)	177,968	191,956
Series 2017-1A, Class A2II,
3.08%, 07/25/2047 (D)	166,298	166,637

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Domino’s Pizza Master Issuer LLC (continued)
Series 2018-1A, Class A2I,
4.12%, 07/25/2048 (D)	$ 773,220	$ 818,051
Series 2018-1A, Class A2II,
4.33%, 07/25/2048 (D)	450,800	490,524
Series 2019-1A, Class A2,
3.67%, 10/25/2049 (D)	1,541,353	1,638,350
Drive Auto Receivables Trust
Series 2017-1, Class E,
5.17%, 09/16/2024	1,590,000	1,636,206
Series 2017-2, Class E,
5.27%, 11/15/2024	1,400,000	1,456,308
Series 2017-3, Class D,
3.53%, 12/15/2023 (D)	119,812	121,757
Series 2017-AA, Class D,
4.16%, 05/15/2024 (D)	230,232	232,840
Series 2018-4, Class C,
3.66%, 11/15/2024	160,528	162,532
Series 2019-2, Class A3,
3.04%, 03/15/2023	129,922	130,196
Jack in the Box Funding LLC
Series 2019-1A, Class A23,
4.97%, 08/25/2049 (D)	834,693	883,338
Series 2019-1A, Class A2I,
3.98%, 08/25/2049 (D)	834,693	855,652
Series 2019-1A, Class A2II,
4.48%, 08/25/2049 (D)	834,693	872,888
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class C,
3.85%, 10/14/2025 (D)	148,000	151,878
Series 2018-1A, Class D,
4.40%, 01/14/2028 (D)	147,000	151,577
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2I,
4.26%, 09/05/2048 (D)	524,300	524,400
Series 2019-1A, Class A2,
3.86%, 12/05/2049 (D)	738,420	692,616
PRPM LLC
Series 2019-2A, Class A1,
3.97% (E), 04/25/2024 (D)	513,458	517,749
Series 2019-3A, Class A1,
3.35% (E), 07/25/2024 (D)	385,353	384,216
Series 2019-4A, Class A1,
3.35% (E), 11/25/2024 (D)	541,758	543,110
Series 2020-1A, Class A1,
2.98% (E), 02/25/2025 (D)	215,880	215,101
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class A,
1.37%, 10/15/2024 (D)	595,612	601,278
Santander Drive Auto Receivables Trust
Series 2020-1, Class A2A,
2.07%, 01/17/2023	339,615	341,989
Station Place Securitization Trust
Series 2019-10, Class A,
1-Month LIBOR + 0.90%, 1.05% (E), 10/24/2020 (D)	1,935,000	1,934,945
Taco Bell Funding LLC
Series 2018-1A, Class A2II,
4.94%, 11/25/2048 (D)	167,025	180,379
United Auto Credit Securitization Trust
Series 2019-1, Class C,
3.16%, 08/12/2024 (D)	330,000	333,152
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (D) (F)	1,368,000	1,369,070
Series 2020-2A, Class A2,
1.99%, 09/15/2045 (D) (F)	596,000	596,264

Transamerica Series Trust	Page 2

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VCAT LLC
Series 2020-NPL1, Class A1,
3.67% (E), 08/25/2050 (D)	$ 694,774	$ 694,634
Wendy’s Funding LLC
Series 2018-1A, Class A2I,
3.57%, 03/15/2048 (D)	268,410	277,429
Series 2018-1A, Class A2II,
3.88%, 03/15/2048 (D)	74,883	78,824
Series 2019-1A, Class A2I,
3.78%, 06/15/2049 (D)	432,055	458,129

Total Asset-Backed Securities (Cost $23,217,824)		23,595,510

CORPORATE DEBT SECURITIES - 23.3%
Aerospace & Defense - 1.2%
BAE Systems PLC
1.90%, 02/15/2031 (D)	638,000	635,077
3.00%, 09/15/2050 (D)	513,000	518,617
3.40%, 04/15/2030 (D)	458,000	511,866
Boeing Co.
2.25%, 06/15/2026	123,000	119,725
3.60%, 05/01/2034	1,041,000	1,002,173
4.51%, 05/01/2023	1,218,000	1,284,186
4.88%, 05/01/2025	393,000	427,633
5.71%, 05/01/2040	996,000	1,174,207
5.81%, 05/01/2050	585,000	707,721
5.93%, 05/01/2060	456,000	564,364
General Dynamics Corp.
3.25%, 04/01/2025	724,000	801,576
3.50%, 04/01/2027	402,000	462,178
4.25%, 04/01/2050	205,000	267,741
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (D)	726,000	797,725
4.20%, 05/01/2030 (D)	1,304,000	1,496,724
5.00%, 11/15/2025 (D)	1,080,000	1,110,074
Northrop Grumman Corp.
4.40%, 05/01/2030	726,000	896,035
5.15%, 05/01/2040	316,000	424,769
5.25%, 05/01/2050	406,000	582,406

		13,784,797

Air Freight & Logistics - 0.2%
United Parcel Service, Inc.
3.90%, 04/01/2025	612,000	697,268
5.20%, 04/01/2040	350,000	484,817
5.30%, 04/01/2050	611,000	906,756

		2,088,841

Automobiles - 0.1%
General Motors Co.
4.20%, 10/01/2027	337,000	361,169
5.00%, 10/01/2028	868,000	976,035
5.40%, 04/01/2048	91,000	100,706

		1,437,910

Banks - 2.9%
Bank of America Corp.
Fixed until 04/29/2030, 2.59% (E), 04/29/2031	2,849,000	3,031,111
Fixed until 04/24/2027, 3.71% (E), 04/24/2028	1,751,000	1,980,004
Fixed until 03/05/2028, 3.97% (E), 03/05/2029, MTN	691,000	792,831
Fixed until 03/17/2025 (G), 6.10% (E)	435,000	473,545
Fixed until 09/05/2024 (G), 6.25% (E)	993,000	1,061,021

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 12/15/2025 (G), 6.13% (E)	$ 1,150,000	$ 1,165,812
BNP Paribas SA
Fixed until 08/12/2030, 2.59% (E), 08/12/2035 (D)	1,744,000	1,693,329
Fixed until 11/19/2024, 2.82% (E), 11/19/2025 (D)	475,000	500,564
Fixed until 01/13/2030, 3.05% (E), 01/13/2031 (D)	878,000	941,623
Fixed until 01/10/2024, 4.71% (E), 01/10/2025 (D)	626,000	693,050
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (E), 01/10/2028	1,944,000	2,200,400
Fixed until 03/31/2030, 4.41% (E), 03/31/2031	1,312,000	1,572,729
Fixed until 02/15/2023 (G), 5.90% (E)	96,000	98,300
Fixed until 01/30/2023 (G), 5.95% (E)	755,000	774,630
Fixed until 05/15/2025 (G), 5.95% (E)	496,000	519,560
Citizens Financial Group, Inc.
2.64%, 09/30/2032	623,000	621,235
3.75%, 07/01/2024	188,000	202,636
4.30%, 12/03/2025	41,000	47,205
Credit Agricole SA
Fixed until 06/16/2025, 1.91% (E), 06/16/2026 (D)	364,000	371,840
First Republic Bank
4.63%, 02/13/2047	385,000	480,652
HSBC Holdings PLC
Fixed until 04/18/2025, 1.65% (E), 04/18/2026	1,087,000	1,082,837
Fixed until 08/18/2030, 2.36% (E), 08/18/2031	561,000	552,329
JPMorgan Chase & Co.
Fixed until 04/22/2025, 2.08% (E), 04/22/2026	3,406,000	3,561,926
Fixed until 05/13/2030, 2.96% (E), 05/13/2031	2,638,000	2,830,322
Fixed until 01/29/2026, 3.96% (E), 01/29/2027	1,548,000	1,762,999
Fixed until 12/05/2028, 4.45% (E), 12/05/2029	1,358,000	1,632,716
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (E), 11/28/2035	1,101,000	1,057,599
Wells Fargo & Co.
Fixed until 06/02/2023, 1.65% (E), 06/02/2024, MTN	1,118,000	1,138,849
Fixed until 04/30/2025, 2.19% (E), 04/30/2026	473,000	493,353

		33,335,007

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	964,000	1,188,640
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	655,000	765,574
Coca-Cola Co.
3.38%, 03/25/2027	575,000	659,566
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	554,000	589,201

Transamerica Series Trust	Page 3

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/2025	$ 643,000	$ 658,976
2.00%, 04/29/2030	606,000	625,000
2.13%, 04/29/2032	486,000	507,571
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	646,000	687,188
Keurig Dr. Pepper, Inc.
4.60%, 05/25/2028	408,000	489,955

		6,171,671

Biotechnology - 0.2%
AbbVie, Inc.
2.60%, 11/21/2024 (D)	669,000	708,808
2.80%, 03/15/2023 (D)	48,000	50,181
3.25%, 10/01/2022 (D)	606,000	633,810
3.80%, 03/15/2025 (D)	724,000	802,802

		2,195,601

Capital Markets - 2.0%
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (G), 4.70% (E)	1,728,000	1,833,408
Cboe Global Markets, Inc.
3.65%, 01/12/2027	525,000	597,228
Charles Schwab Corp.
Fixed until 06/01/2025 (G), 5.38% (E)	2,968,000	3,215,977
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,028,000	3,341,912
3-Month LIBOR + 3.92%, 4.17% (E), 11/02/2020 (G)	1,698,000	1,668,794
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	437,000	434,926
2.10%, 06/15/2030	810,000	835,991
2.65%, 09/15/2040	400,000	397,471
3.00%, 09/15/2060	573,000	576,018
3.75%, 12/01/2025	222,000	251,094
Morgan Stanley
Fixed until 04/28/2025, 2.19% (E), 04/28/2026	2,472,000	2,588,888
3.95%, 04/23/2027	1,344,000	1,523,521
4.35%, 09/08/2026, MTN	780,000	902,851
MSCI, Inc.
3.63%, 09/01/2030 (D)	693,000	710,866
3.88%, 02/15/2031 (D)	962,000	1,002,596
4.00%, 11/15/2029 (D)	88,000	92,400
Raymond James Financial, Inc.
4.65%, 04/01/2030	404,000	491,480
4.95%, 07/15/2046	541,000	699,669
5.63%, 04/01/2024	227,000	261,941
UBS Group AG
Fixed until 07/30/2023, 1.01% (E), 07/30/2024 (D)	370,000	370,836
Fixed until 01/30/2026, 1.36% (E), 01/30/2027 (D)	1,382,000	1,381,272

		23,179,139

Chemicals - 0.4%
Ecolab, Inc.
4.80%, 03/24/2030	478,000	609,709
Element Solutions, Inc.
3.88%, 09/01/2028 (D)	1,136,000	1,114,700
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (D)	790,000	793,582
2.30%, 11/01/2030 (D)	476,000	480,007
3.27%, 11/15/2040 (D)	290,000	293,475
3.47%, 12/01/2050 (D)	860,000	868,322

		4,159,795

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 0.3%
Aramark Services, Inc.
6.38%, 05/01/2025 (D)	$ 1,717,000	$ 1,788,556
Cos.tar Group, Inc.
2.80%, 07/15/2030 (D)	1,144,000	1,185,392

		2,973,948

Construction Materials - 0.1%
Vulcan Materials Co.
3.50%, 06/01/2030	572,000	640,595

Consumer Finance - 0.1%
General Motors Financial Co., Inc.
4.30%, 07/13/2025	190,000	206,699
4.35%, 04/09/2025 - 01/17/2027	922,000	1,000,418

		1,207,117

Containers & Packaging - 0.1%
Avery Dennison Corp.
2.65%, 04/30/2030	1,053,000	1,117,679

Diversified Consumer Services - 0.0% (H)
Service Corp. International
3.38%, 08/15/2030	415,000	415,519

Diversified Financial Services - 0.2%
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
3.63%, 03/01/2029 (D)	892,000	884,195
3.88%, 03/01/2031 (D)	1,304,000	1,287,700
USAA Capital Corp.
2.13%, 05/01/2030 (D)	150,000	158,040

		2,329,935

Diversified Telecommunication Services - 0.6%
AT&T, Inc.
1.65%, 02/01/2028	603,000	604,140
3.50%, 09/15/2053 (D)	842,000	814,066
3.50%, 02/01/2061	924,000	879,816
3.55%, 09/15/2055 (D)	472,000	457,449
3.65%, 09/15/2059 (D)	109,000	107,076
4.50%, 03/09/2048	563,000	646,107
CenturyLink, Inc.
5.80%, 03/15/2022	356,000	367,143
6.45%, 06/15/2021	639,000	655,774
Level 3 Financing, Inc.
3.88%, 11/15/2029 (D)	1,712,000	1,853,053
Verizon Communications, Inc.
3.00%, 03/22/2027	451,000	502,123
4.52%, 09/15/2048	83,000	108,740
4.86%, 08/21/2046	322,000	439,690

		7,435,177

Electric Utilities - 0.7%
AEP Transmission Co. LLC
3.65%, 04/01/2050	577,000	672,863
Berkshire Hathaway Energy Co.
4.25%, 10/15/2050 (D)	406,000	505,476
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	529,000	571,767
NRG Energy, Inc.
6.63%, 01/15/2027	967,000	1,022,603
7.25%, 05/15/2026	911,000	969,550

Transamerica Series Trust	Page 4

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
3.80%, 06/01/2049	$ 659,000	$ 801,909
PPL WEM, Ltd. / Western Power Distribution PLC
5.38%, 05/01/2021 (D)	2,144,000	2,174,967
Southern Co.
3.70%, 04/30/2030	1,616,000	1,845,958

		8,565,093

Electronic Equipment, Instruments & Components - 0.5%
FLIR Systems, Inc.
2.50%, 08/01/2030	397,000	406,257
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,020,000	1,115,019
Sensata Technologies, Inc.
3.75%, 02/15/2031 (D)	1,069,000	1,062,319
Trimble, Inc.
4.75%, 12/01/2024	853,000	944,905
4.90%, 06/15/2028	1,989,000	2,347,124

		5,875,624

Equity Real Estate Investment Trusts - 0.8%
Agree, LP
2.90%, 10/01/2030	1,382,000	1,433,433
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	972,000	1,223,524
Camden Property Trust
2.80%, 05/15/2030	1,240,000	1,351,081
Crown Castle International Corp.
3.10%, 11/15/2029	806,000	873,403
3.65%, 09/01/2027	468,000	523,680
4.30%, 02/15/2029	564,000	658,329
Equinix, Inc.
1.80%, 07/15/2027	918,000	926,576
2.15%, 07/15/2030	533,000	539,596
2.90%, 11/18/2026	412,000	444,354
3.20%, 11/18/2029	928,000	1,022,732
Mid-America Apartments, LP
1.70%, 02/15/2031	401,000	394,831

		9,391,539

Food & Staples Retailing - 0.5%
Sysco Corp.
2.40%, 02/15/2030	252,000	252,866
2.50%, 07/15/2021	258,000	261,611
5.65%, 04/01/2025	771,000	911,786
5.95%, 04/01/2030	1,420,000	1,799,749
6.60%, 04/01/2040 - 04/01/2050	1,643,000	2,257,337

		5,483,349

Food Products - 0.4%
Campbell Soup Co.
3.95%, 03/15/2025	309,000	344,741
JBS USA LUX SA / JBS USA Finance, Inc.
6.75%, 02/15/2028 (D)	528,000	574,158
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.50%, 01/15/2030 (D)	1,071,000	1,165,752
6.50%, 04/15/2029 (D)	836,000	927,935
Mars, Inc.
4.20%, 04/01/2059 (D)	254,000	324,286

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Mondelez International Holdings BV
2.25%, 09/19/2024 (D)	$ 875,000	$ 920,506
Mondelez International, Inc.
2.75%, 04/13/2030	146,000	158,764

		4,416,142

Gas Utilities - 0.0% (H)
East Ohio Gas Co.
1.30%, 06/15/2025 (D)	141,000	143,722
2.00%, 06/15/2030 (D)	130,000	134,646
3.00%, 06/15/2050 (D)	189,000	191,737

		470,105

Health Care Equipment & Supplies - 0.4%
Avantor Funding, Inc.
4.63%, 07/15/2028 (D)	789,000	818,587
Baxter International, Inc.
3.75%, 10/01/2025 (D)	967,000	1,096,993
3.95%, 04/01/2030 (D)	671,000	803,866
Boston Scientific Corp.
3.75%, 03/01/2026	474,000	540,160
4.00%, 03/01/2029	246,000	286,182
4.70%, 03/01/2049	395,000	521,795
DH Europe Finance II SARL
2.20%, 11/15/2024	463,000	489,223
2.60%, 11/15/2029	254,000	276,138

		4,832,944

Health Care Providers & Services - 1.4%
Centene Corp.
3.38%, 02/15/2030	741,000	768,787
4.25%, 12/15/2027	1,171,000	1,225,370
4.63%, 12/15/2029	1,380,000	1,488,551
4.75%, 05/15/2022	53,000	53,662
5.38%, 06/01/2026 (D)	1,238,000	1,304,542
Cigna Corp.
2.40%, 03/15/2030	402,000	416,923
3.20%, 03/15/2040	183,000	193,996
3.40%, 09/17/2021 - 03/15/2050	430,000	447,423
CVS Health Corp.
2.70%, 08/21/2040	377,000	359,312
3.00%, 08/15/2026	119,000	130,287
4.10%, 03/25/2025	224,000	253,037
4.13%, 04/01/2040	499,000	568,351
4.25%, 04/01/2050	246,000	289,146
4.30%, 03/25/2028	578,000	676,533
5.05%, 03/25/2048	399,000	509,287
DaVita, Inc.
3.75%, 02/15/2031 (D)	1,098,000	1,057,978
4.63%, 06/01/2030 (D)	902,000	923,919
HCA, Inc.
3.50%, 09/01/2030	1,440,000	1,467,187
5.38%, 02/01/2025 - 09/01/2026	648,000	711,430
5.63%, 09/01/2028	264,000	302,003
5.88%, 02/15/2026 - 02/01/2029	650,000	746,360
Molina Healthcare, Inc.
4.38%, 06/15/2028 (D)	2,430,000	2,479,815

		16,373,899

Hotels, Restaurants & Leisure - 0.6%
Choice Hotels International, Inc.
3.70%, 12/01/2029 - 01/15/2031	1,166,000	1,233,037
GLP Capital, LP / GLP Financing II, Inc.
3.35%, 09/01/2024	159,000	161,275
4.00%, 01/15/2030 - 01/15/2031	1,437,000	1,489,502
5.25%, 06/01/2025	310,000	336,604
5.30%, 01/15/2029	73,000	81,298
5.38%, 04/15/2026	593,000	657,222

Transamerica Series Trust	Page 5

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
5.75%, 05/01/2025	$ 1,221,000	$ 1,362,661
McDonald’s Corp.
3.30%, 07/01/2025, MTN	305,000	339,141
3.50%, 07/01/2027, MTN	594,000	676,403
3.63%, 09/01/2049, MTN	189,000	212,219
MGM Resorts International
7.75%, 03/15/2022	148,000	156,000

		6,705,362

Household Durables - 0.1%
MDC Holdings, Inc.
5.50%, 01/15/2024	569,000	613,098

Industrial Conglomerates - 0.2%
General Electric Co.
3.45%, 05/01/2027	376,000	398,104
Fixed until 01/21/2021 (G), 5.00% (E)	850,000	677,249
6.75%, 03/15/2032, MTN	510,000	641,598

		1,716,951

Insurance - 0.2%
Brown & Brown, Inc.
2.38%, 03/15/2031	191,000	192,175
4.50%, 03/15/2029	591,000	674,537
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (E), 10/01/2050	1,542,000	1,573,302

		2,440,014

Internet & Direct Marketing Retail - 0.4%
Booking Holdings, Inc.
4.10%, 04/13/2025	2,101,000	2,364,089
4.50%, 04/13/2027	1,206,000	1,416,017
4.63%, 04/13/2030	842,000	1,011,573

		4,791,679

IT Services - 0.9%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (D)	1,056,000	1,084,037
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	1,846,000	1,999,823
Gartner, Inc.
3.75%, 10/01/2030 (D)	209,000	211,414
Global Payments, Inc.
2.90%, 05/15/2030	865,000	925,559
3.20%, 08/15/2029	273,000	297,773
4.80%, 04/01/2026	745,000	869,788
Leidos, Inc.
2.95%, 05/15/2023 (D)	163,000	170,511
3.63%, 05/15/2025 (D)	633,000	702,092
4.38%, 05/15/2030 (D)	901,000	1,055,927
Mastercard, Inc.
3.30%, 03/26/2027	903,000	1,029,325
PayPal Holdings, Inc.
1.65%, 06/01/2025	451,000	467,109
2.30%, 06/01/2030	522,000	552,038
2.65%, 10/01/2026	1,084,000	1,182,841

		10,548,237

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Leisure Products - 0.3%
Hasbro, Inc.
3.00%, 11/19/2024	$ 409,000	$ 434,104
3.55%, 11/19/2026	1,625,000	1,721,783
3.90%, 11/19/2029	1,443,000	1,518,698
5.10%, 05/15/2044	267,000	278,138

		3,952,723

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.
4.13%, 03/25/2025	561,000	639,051
4.50%, 03/25/2030	1,149,000	1,421,449

		2,060,500

Machinery - 0.4%
Otis Worldwide Corp.
2.06%, 04/05/2025	599,000	630,292
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	967,000	1,019,370
3.45%, 11/15/2026	233,000	247,388
4.40%, 03/15/2024	855,000	928,546
4.95%, 09/15/2028	1,987,000	2,315,476

		5,141,072

Media - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (D)	1,294,000	1,341,182
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	937,000	974,494
3.70%, 04/01/2051	926,000	915,157
4.80%, 03/01/2050	692,000	786,896
5.38%, 05/01/2047	177,000	210,163
6.48%, 10/23/2045	221,000	296,417
Comcast Corp.
3.30%, 04/01/2027	770,000	870,677
3.75%, 04/01/2040	307,000	359,030
CSC Holdings LLC
3.38%, 02/15/2031 (D)	786,000	761,045
4.13%, 12/01/2030 (D)	1,154,000	1,176,215
4.63%, 12/01/2030 (D)	1,022,000	1,029,665
Fox Corp.
4.03%, 01/25/2024	362,000	398,537
GCI LLC
4.75%, 10/15/2028 (D) (F)	1,898,000	1,921,744
Sirius XM Radio, Inc.
4.13%, 07/01/2030 (D)	1,387,000	1,413,006

		12,454,228

Metals & Mining - 0.2%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (B)	893,000	858,128
Constellium SE
5.75%, 05/15/2024 (D)	991,000	1,008,343
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	644,000	698,321

		2,564,792

Multi-Utilities - 0.4%
Ameren Corp.
3.50%, 01/15/2031	2,373,000	2,712,407

Transamerica Series Trust	Page 6

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities (continued)
Black Hills Corp.
2.50%, 06/15/2030	$ 348,000	$ 359,865
Dominion Energy, Inc.
3.38%, 04/01/2030	1,207,000	1,360,928

		4,433,200

Multiline Retail - 0.2%
Dollar General Corp.
3.50%, 04/03/2030	664,000	755,738
4.13%, 04/03/2050	641,000	760,198
Nordstrom, Inc.
4.38%, 04/01/2030	1,088,000	878,560

		2,394,496

Oil, Gas & Consumable Fuels - 0.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 (D)	956,000	993,650
Cheniere Energy, Inc.
4.63%, 10/15/2028 (D)	2,116,000	2,171,545
Energy Transfer Operating, LP
4.95%, 06/15/2028	78,000	82,650
5.50%, 06/01/2027	327,000	360,055
5.88%, 01/15/2024	259,000	285,156
Hess Midstream Operations, LP
5.13%, 06/15/2028 (D)	1,320,000	1,317,519
Kinder Morgan, Inc.
4.30%, 03/01/2028	234,000	266,284
NGPL PipeCo LLC
4.38%, 08/15/2022 (D)	822,000	853,269
ONEOK, Inc.
5.85%, 01/15/2026	322,000	370,332
6.35%, 01/15/2031	688,000	799,715
7.15%, 01/15/2051	180,000	213,888
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	1,410,000	1,626,112

		9,340,175

Paper & Forest Products - 0.1%
Georgia-Pacific LLC
3.16%, 11/15/2021 (D)	1,045,000	1,072,487

Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	444,000	517,131
Elanco Animal Health, Inc.
5.27%, 08/28/2023	1,093,000	1,172,242
Royalty Pharma PLC
1.75%, 09/02/2027 (D)	405,000	406,057
2.20%, 09/02/2030 (D)	78,000	77,860
3.30%, 09/02/2040 (D)	783,000	776,518
3.55%, 09/02/2050 (D)	782,000	758,353
Upjohn, Inc.
1.65%, 06/22/2025 (D)	176,000	180,161

		3,888,322

Professional Services - 0.6%
Equifax, Inc.
2.60%, 12/01/2024 - 12/15/2025	2,269,000	2,423,184
3.10%, 05/15/2030	867,000	944,562
Experian Finance PLC
2.75%, 03/08/2030 (D)	1,858,000	2,003,944
IHS Markit, Ltd.
4.75%, 02/15/2025 (D)	767,000	868,980
5.00%, 11/01/2022 (D)	94,000	100,883

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services (continued)
Verisk Analytics, Inc.
3.63%, 05/15/2050	$ 600,000	$ 680,560
5.50%, 06/15/2045	349,000	484,528

		7,506,641

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	711,000	751,995

Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.
2.95%, 04/01/2025	534,000	580,788
Broadcom, Inc.
3.15%, 11/15/2025	1,268,000	1,373,407
4.15%, 11/15/2030	1,045,000	1,173,894
4.30%, 11/15/2032	836,000	955,039
4.70%, 04/15/2025	1,409,000	1,601,064
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	358,000	386,515
4.88%, 06/22/2028	1,226,000	1,479,549
Microchip Technology, Inc.
2.67%, 09/01/2023 (D)	1,296,000	1,341,403
4.25%, 09/01/2025 (D)	1,015,000	1,053,122
Micron Technology, Inc.
2.50%, 04/24/2023	1,262,000	1,310,530
Qorvo, Inc.
3.38%, 04/01/2031 (D)	1,178,000	1,197,143

		12,452,454

Software - 0.2%
ServiceNow, Inc.
1.40%, 09/01/2030	596,000	582,216
VMware, Inc.
4.50%, 05/15/2025	891,000	1,008,635
4.65%, 05/15/2027	999,000	1,165,995

		2,756,846

Specialty Retail - 0.5%
AutoZone, Inc.
1.65%, 01/15/2031	1,032,000	1,010,331
3.75%, 04/18/2029	835,000	965,695
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,140,000	1,414,236
5.00%, 04/15/2040	585,000	766,832
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	22,000	25,026
3.90%, 06/01/2029	964,000	1,127,115
4.35%, 06/01/2028	166,000	197,552

		5,506,787

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
5.88%, 06/15/2021 (D)	1,198,000	1,199,497

Trading Companies & Distributors - 0.0% (H)
United Rentals North America, Inc.
3.88%, 02/15/2031	311,000	315,665

Water Utilities - 0.2%
American Water Capital Corp.
2.80%, 05/01/2030	761,000	833,556
3.45%, 05/01/2050	904,000	1,013,594

		1,847,150

Transamerica Series Trust	Page 7

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile USA, Inc.
2.05%, 02/15/2028 (D)	$ 231,000	$ 236,502
2.55%, 02/15/2031 (D)	313,000	323,833
3.00%, 02/15/2041 (D) (F)	581,000	574,888
3.30%, 02/15/2051 (D) (F)	504,000	499,318
3.50%, 04/15/2025 (D)	631,000	692,396
3.75%, 04/15/2027 (D)	2,502,000	2,807,594
3.88%, 04/15/2030 (D)	772,000	875,927

		6,010,458

Total Corporate Debt Securities (Cost $252,140,806)		270,346,255

LOAN ASSIGNMENT - 0.2%
Pharmaceuticals - 0.2%
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.91% (E), 08/01/2027	2,065,965	2,006,199

Total Loan Assignment (Cost $2,065,965)		2,006,199

MORTGAGE-BACKED SECURITIES - 3.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A,
1-Month LIBOR + 0.88%, 1.03% (E), 09/15/2034 (D)	592,515	591,402
Angel Oak Mortgage Trust
Series 2018-2, Class A1,
3.67% (E), 07/27/2048 (D)	89,692	91,116
Series 2019-5, Class A1,
2.59% (E), 10/25/2049 (D)	481,366	487,426
Series 2019-6, Class A1,
2.62% (E), 11/25/2059 (D)	546,032	551,481
Series 2020-3, Class A2,
2.41% (E), 04/25/2065 (D)	708,307	713,907
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (E), 04/25/2048 (D)	192,105	195,924
BANK
Series 2018-BN12, Class A4,
4.26% (E), 05/15/2061	228,438	270,653
Series 2019-BN17, Class A4,
3.71%, 04/15/2052	507,810	589,889
Series 2019-BN18, Class A4,
3.58%, 05/15/2062	863,429	997,717
Series 2019-BN20, Class A3,
3.01%, 09/15/2062	415,539	465,090
Series 2019-BN23, Class A3,
2.92%, 12/15/2052	747,529	836,562
Series 2019-BN24, Class A3,
2.96%, 11/15/2062	186,400	208,522
BBCMS Mortgage Trust
Series 2017-DELC, Class A,
1-Month LIBOR + 0.85%, 1.00% (E), 08/15/2036 (D)	422,000	409,688
BBCMS Trust
Series 2015-SRCH, Class A2,
4.20%, 08/10/2035 (D)	715,000	806,747
Benchmark Mortgage Trust
Series 2020-B16, Class A5,
2.73%, 02/15/2053	466,000	511,983

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust
Series 2018-IND, Class A,
1-Month LIBOR + 0.75%, 0.90% (E), 11/15/2035 (D)	$ 566,425	$ 566,425
Series 2019-XL, Class A,
1-Month LIBOR + 0.92%, 1.07% (E), 10/15/2036 (D)	951,196	950,911
Series 2019-XL, Class B,
1-Month LIBOR + 1.08%, 1.23% (E), 10/15/2036 (D)	153,786	153,497
BX Trust
Series 2019-OC11, Class A,
3.20%, 12/09/2041 (D)	962,000	1,018,305
Series 2019-OC11, Class B,
3.61%, 12/09/2041 (D)	481,000	498,730
Series 2019-OC11, Class C,
3.86%, 12/09/2041 (D)	481,000	472,750
Series 2019-OC11, Class D,
4.08% (E), 12/09/2041 (D)	722,000	700,517
Series 2019-OC11, Class E,
4.08% (E), 12/09/2041 (D)	184,000	169,037
BXP Trust
Series 2017-GM, Class A,
3.38%, 06/13/2039 (D)	324,000	360,526
Chase Home Lending Mortgage Trust
Series 2019-ATR2, Class A11,
1-Month LIBOR + 0.90%, 1.05% (E), 07/25/2049 (D)	104,762	104,551
CHT Mortgage Trust
Series 2017-CSMO, Class A,
1-Month LIBOR + 0.93%, 1.08% (E), 11/15/2036 (D)	526,491	508,660
COLT Mortgage Loan Trust
Series 2020-2, Class A1,
1.85% (E), 03/25/2065 (D)	400,487	403,436
Series 2020-3, Class A1,
1.51% (E), 04/27/2065 (D)	410,765	412,868
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2,
1-Month LIBOR + 2.40%, 2.55% (E), 04/25/2031 (D)	652,573	649,032
Series 2019-R02, Class 1M2,
1-Month LIBOR + 2.30%, 2.45% (E), 08/25/2031 (D)	363,905	361,854
Series 2019-R03, Class 1M2,
1-Month LIBOR + 2.15%, 2.30% (E), 09/25/2031 (D)	695,800	693,040
Series 2019-R05, Class 1M2,
1-Month LIBOR + 2.00%, 2.15% (E), 07/25/2039 (D)	883,300	875,536
Series 2019-R07, Class 1M2,
1-Month LIBOR + 2.10%, 2.25% (E), 10/25/2039 (D)	992,525	987,076
Series 2020-R01, Class 1M1,
1-Month LIBOR + 0.80%, 0.95% (E), 01/25/2040 (D)	213,161	212,276
Series 2020-R02, Class 2M2,
1-Month LIBOR + 2.00%, 2.15% (E), 01/25/2040 (D)	1,087,655	1,059,523
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A,
1-Month LIBOR + 0.98%, 1.13% (E), 05/15/2036 (D)	1,509,000	1,507,184

Transamerica Series Trust	Page 8

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class A,
1-Month LIBOR + 1.03%, 1.19% (E), 12/15/2036 (D)	$ 230,000	$ 221,785
Series 2019-WOLF, Class B,
1-Month LIBOR + 1.33%, 1.49% (E), 12/15/2036 (D)	258,000	242,606
Series 2019-WOLF, Class C,
1-Month LIBOR + 1.63%, 1.79% (E), 12/15/2036 (D)	287,000	264,045
GS Mortgage Securities Corp. II
Series 2018-GS10, Class A5,
4.16% (E), 07/10/2051	326,340	383,731
GS Mortgage Securities Trust
Series 2018-GS9, Class A4,
3.99% (E), 03/10/2051	543,155	633,576
Series 2020-GC45, Class A5,
2.91%, 02/13/2053	465,000	520,045
Series 2020-GC47, Class A5,
2.38%, 05/12/2053	628,000	671,753
JPMorgan Mortgage Trust
Series 2019-LTV2, Class A11,
1-Month LIBOR + 0.90%, 1.05% (E), 12/25/2049 (D)	270,069	269,074
Mello Warehouse Securitization Trust
Series 2018-W1, Class A,
1-Month LIBOR + 0.85%, 1.00% (E), 11/25/2051 (D)	1,102,667	1,102,247
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4,
3.81%, 12/15/2048	440,000	492,157
Series 2016-UB11, Class A4,
2.78%, 08/15/2049	560,000	601,868
Series 2018-H3, Class A5,
4.18%, 07/15/2051	476,664	565,824
Series 2018-H4, Class A4,
4.31%, 12/15/2051	713,689	851,873
Series 2019-H6, Class A4,
3.42%, 06/15/2052	289,219	329,066
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1,
4.50% (E), 02/25/2058 (D)	251,285	274,052
Preston Ridge Partners Mortgage Trust
Series 2020-3, Class A1,
1.00% (E), 09/25/2025	1,188,000	1,187,980
Provident Funding Mortgage Trust
Series 2020-1, Class A5,
3.00% (E), 02/25/2050 (D)	208,748	212,902
PRPM LLC
Series 2019-1A, Class A1,
4.50% (E), 01/25/2024 (D)	266,911	268,957
Series 2020-2, Class A1,
3.67% (E), 08/25/2025 (D)	404,357	404,428
Sequoia Mortgage Trust
Series 2013-5, Class A1,
2.50% (E), 05/25/2043 (D)	335,891	339,177
Series 2013-7, Class A2,
3.00% (E), 06/25/2043	117,916	119,660
Series 2013-9, Class A1,
3.50%, 07/25/2043 (D)	55,820	57,491
Series 2019-3, Class A2,
3.50% (E), 09/25/2049 (D)	125,346	128,446
Series 2020-2, Class A19,
3.50% (E), 03/25/2050 (D)	191,969	196,497
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1,
2.52% (E), 01/28/2050 (D)	153,691	155,315

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Spruce Hill Mortgage Loan Trust (continued)
Series 2020-SH1, Class A2,
2.62% (E), 01/28/2050 (D)	$ 383,029	$ 386,729
Series 2020-SH2, Class A1,
3.41% (E), 06/25/2055 (D)	1,320,177	1,318,631
Starwood Mortgage Residential Trust
Series 2020-2, Class A1,
2.72% (E), 04/25/2060 (D)	368,333	369,827
Towd Point HE Trust
Series 2019-HE1, Class A1,
1-Month LIBOR + 0.90%, 1.05% (E), 04/25/2048 (D)	264,935	263,921
Wells Fargo Mortgage-Backed Securities Trust
Series 2019-4, Class A3,
3.50% (E), 09/25/2049 (D)	701,132	712,924
WFRBS Commercial Mortgage Trust
Series 2014-C25, Class A5,
3.63%, 11/15/2047	474,000	515,335

Total Mortgage-Backed Securities (Cost $33,754,419)		34,455,763

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.5%
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2M2,
1-Month LIBOR + 2.10%, 2.25% (E), 06/25/2039 (D)	446,643	443,744
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 01/01/2050	2,233,766	2,351,992
3.00%, 05/01/2031 - 03/01/2050	5,603,992	5,943,133
1-Month LIBOR + 3.00%, 3.15% (E), 06/25/2050 (D)	766,254	768,173
3.50%, 07/01/2042 - 09/01/2049	6,067,146	6,593,805
4.00%, 03/01/2047 - 05/01/2048	1,870,565	2,009,636
4.50%, 03/01/2048 - 12/01/2048	598,482	661,756
5.00%, 09/01/2048	54,641	59,895
6.00%, 04/01/2040	73,396	87,463
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA1, Class M3,
1-Month LIBOR + 5.55%, 5.73% (E), 07/25/2028	359,962	381,515
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes REMIC
Series 2020-HQA4, Class M2,
1-Month LIBOR + 3.15%, 3.30% (E), 09/25/2050 (D)	471,000	472,261
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust REMIC
1-Month LIBOR + 1.70%, 1.85% (E), 01/25/2050 (D)	827,000	809,003
Federal National Mortgage Association
2.50%, 11/01/2034 - 01/01/2050	638,593	681,261
3.00%, 10/01/2034 - 06/01/2057	14,220,561	15,119,855
3.50%, 11/01/2043 - 02/01/2057	13,409,601	14,595,704
4.00%, 06/01/2047 - 09/01/2049	5,343,439	5,799,432
4.50%, 11/01/2042 - 08/01/2048	3,920,280	4,321,336
5.00%, 07/01/2044 - 05/01/2048	906,133	1,010,972
6.00%, 02/01/2037	3,180	3,768

Transamerica Series Trust	Page 9

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities
1-Month LIBOR + 2.00%, 2.15% (E), 03/25/2031	$ 747,972	$ 734,717
1-Month LIBOR + 2.35%, 2.50% (E), 01/25/2031	294,630	288,990
1-Month LIBOR + 3.55%, 3.70% (E), 07/25/2029	452,754	465,751
1-Month LIBOR + 4.25%, 4.40% (E), 01/25/2029	328,318	340,142
1-Month LIBOR + 4.90%, 5.05% (E), 11/25/2024	92,106	95,503
1-Month LIBOR + 5.00%, 5.15% (E), 07/25/2025	546,813	559,110
1-Month LIBOR + 5.70%, 5.85% (E), 04/25/2028	277,427	287,177
1-Month LIBOR + 5.90%, 6.05% (E), 10/25/2028	133,039	140,544
Federal National Mortgage Association REMIC
3.00%, 05/25/2048 - 11/25/2049	2,285,216	2,446,714
Government National Mortgage Association
2.00%, TBA (F)	450,418	467,942
2.50%, TBA (F)	4,238,600	4,451,358
4.00%, 01/15/2045 - 05/20/2048	4,521,752	4,853,750
4.50%, 08/15/2046 - 05/20/2048	1,909,247	2,097,830
5.00%, 08/20/2048	779,149	848,784
Uniform Mortgage-Backed Security
1.50%, TBA (F)	228,159	233,453
2.00%, TBA (F)	2,056,919	2,138,130
2.50%, TBA (F)	5,016,075	5,257,879

Total U.S. Government Agency Obligations (Cost $85,123,447)		87,822,478

U.S. GOVERNMENT OBLIGATIONS - 3.2%
U.S. Treasury - 3.2%
U.S. Treasury Bond
1.13%, 05/15/2040	572,000	564,046
1.25%, 05/15/2050 (B)	16,439,200	15,627,514
2.75%, 08/15/2042 (B)	6,981,100	8,961,714
U.S. Treasury Note
0.25%, 06/30/2025	3,220,400	3,219,268
0.38%, 09/30/2027	723,000	718,594
0.63%, 08/15/2030 (B)	6,055,700	6,025,421
1.13%, 02/28/2022	1,711,600	1,735,669

Total U.S. Government Obligations (Cost $35,699,001)		36,852,226

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (C)	909,121	909,121

Total Other Investment Company (Cost $909,121)		909,121

Principal	Value
REPURCHASE AGREEMENT - 2.0%

Fixed Income Clearing Corp., 0.00% (C),
dated 09/30/2020, to be repurchased at $23,343,683 on 10/01/2020. Collateralized by U.S. Government Obligations, 0.13% - 1.75%, due 07/15/2022, and with a total value of $23,810,639.

$ 23,343,683	$ 23,343,683

Total Repurchase Agreement (Cost $23,343,683)	23,343,683

Total Investments (Cost $930,684,939)	1,175,925,951
Net Other Assets (Liabilities) - (1.3)%	(15,227,353)

Net Assets - 100.0%	$ 1,160,698,598

Transamerica Series Trust	Page 10

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$693,504,187	$—	$—	$693,504,187
Preferred Stocks	3,090,529	—	—	3,090,529
Asset-Backed Securities	—	23,595,510	—	23,595,510
Corporate Debt Securities	—	270,346,255	—	270,346,255
Loan Assignment	—	2,006,199	—	2,006,199
Mortgage-Backed Securities	—	34,455,763	—	34,455,763
U.S. Government Agency Obligations	—	87,822,478	—	87,822,478
U.S. Government Obligations	—	36,852,226	—	36,852,226
Other Investment Company	909,121	—	—	909,121
Repurchase Agreement	—	23,343,683	—	23,343,683

Total Investments	$697,503,837	$478,422,114	$—	$1,175,925,951

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $22,809,613, collateralized by cash collateral of $909,121 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $22,368,796. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2020.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $123,482,344, representing 10.6% of the Portfolio’s net assets.
(E)	Floating or variable rate securities. The rates disclosed are as of September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Perpetual maturity. The date displayed is the next call date.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

Transamerica Series Trust	Page 11

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

The notes are an integral part of this report. Transamerica Series Trust	Page 12

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 13